EQUITY - Classes of shares - Votes (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2023	[1]	Apr. 13, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Shares issued and outstanding at the beginning	$ 0
Shares issued and outstanding at the end	1,000
Shares issued and outstanding	$ 1,000	$ 0			$ 1,000
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Share allotment upon Reorganization	461,033,549
Shares issued and outstanding at the end	461,033,549
Shares issued and outstanding	461,033,549			7,141,236	461,033,549
Shares issued and outstanding at the beginning	$ 0
Share allotment upon Reorganization	46,000
Shares issued and outstanding at the end	46,000
Shares issued and outstanding	$ 46,000				$ 46,000
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Share allotment upon Reorganization	870,232,230
Shares issued and outstanding at the end	870,232,230
Shares issued and outstanding	870,232,230				870,232,230
Shares issued and outstanding at the beginning	$ 0
Share allotment upon Reorganization	87,000
Shares issued and outstanding at the end	87,000
Shares issued and outstanding	$ 87,000				$ 87,000
Series B+ Preferred Shares
Disclosure of classes of share capital [line items]
Share allotment upon Reorganization	1,314,267,705
Shares issued and outstanding at the end	1,314,267,705
Shares issued and outstanding	1,314,267,705				1,314,267,705
Shares issued and outstanding at the beginning	$ 0
Share allotment upon Reorganization	131,000
Shares issued and outstanding at the end	131,000
Shares issued and outstanding	$ 131,000				$ 131,000
Class A ordinary shares [Member] | Ordinary shares
Disclosure of classes of share capital [line items]
Share allotment upon Reorganization	10,016,592,322
Redesignation of Ordinary Shares Into Another Class	(5,631,795,619)
Shares issued and outstanding at the end	4,384,796,703
Shares issued and outstanding	4,384,796,703				4,384,796,703
Shares issued and outstanding at the beginning	$ 0
Share allotment upon Reorganization	1,002,000
Redesignation of ordinary shares	(563,000)
Shares issued and outstanding at the end	439,000
Shares issued and outstanding	$ 439,000				$ 439,000
Class B ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares issued and outstanding				5,631,795,619
Class B ordinary shares [Member] | Ordinary shares
Disclosure of classes of share capital [line items]
Redesignation of Ordinary Shares Into Another Class	5,631,795,619
Shares issued and outstanding at the end	5,631,795,619
Shares issued and outstanding	5,631,795,619				5,631,795,619
Shares issued and outstanding at the beginning	$ 0
Redesignation of ordinary shares	563,000
Shares issued and outstanding at the end	563,000
Shares issued and outstanding	$ 563,000				$ 563,000

[1]	After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.